REVENUE - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Decrease in amortization expense	$ 115
Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred Commission Cost Assets, Amortization Period	12 months
Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred Commission Cost Assets, Amortization Period	90 months
Service revenue | Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expected period of recognition (in years)	3 years
Service revenue | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expected period of recognition (in years)	5 years
Wireless
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred Commission Cost Assets, Amortization Period	32 months	24 months
Wireless | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Typical payment period	30 days
Wireless | Equipment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Typical payment period	24 months
Cable
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred Commission Cost Assets, Amortization Period	32 months	24 months
Cable | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Typical payment period	30 days
Cable | Equipment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Typical payment period	24 months
Media
Disclosure of disaggregation of revenue from contracts with customers [line items]
Typical payment period	30 days